PROVISION FOR EMPLOYEE BENEFITS - Actuarial assumptions (Details) - Defined benefits plans	Dec. 31, 2024	Dec. 31, 2023
PROVISION FOR EMPLOYEE BENEFITS
Discount rate (%)	3.00%	2.46%
Probability of retirement (%)	74.65%	74.63%